12. INTANGIBLE ASSETS (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 29, 2019	Dec. 31, 2011
Disclosure of detailed information about intangible assets [line items]
Impairment loss		R$ 109,330
Owership interest	100.00%
CKTR Brasil Servicos Ltda [member]
Disclosure of detailed information about intangible assets [line items]
Ownership interest in subsidiary	50.00%